Investments And Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investments And Fair Value Measurements [Abstract]
Investments And Fair Value Measurements

3. Investments and Fair Value Measurements

The following table is a summary of the Company's investments:

	September 30, 2011	December 31, 2010
	Held-to-Maturity	Held-to-Maturity
Federal agency debt instruments	$9,233	$8,595

Total	$9,233	$8,595

The following table summarizes unrealized gains, losses, and fair value on investments:

	September 30, 2011	December 31, 2010
	Held-to-Maturity	Held-to-Maturity
Cost/amortized cost	$9,233	$8,595
Gross unrealized gains	50	47
Gross unrealized losses	(41)	(151)

Fair value	$9,242	$8,491

The Company's table sets forth the maturity profile of investments:

	September 30, 2011	December 31, 2010
	Held-to-Maturity	Held-to-Maturity
Due within one year	$—	$1,295
Due one year through five years	—	249
Due five years through ten years	1,150	796
Due over ten years	8,083	6,255

Total	$9,233	$8,595

Fair Value Measurement

Under the accounting for fair value measurements and disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability, or the exit price, in an orderly transaction between market participants at the measurement date. The accounting guidance establishes a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions.

These three types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Instruments whose significant value drivers are unobservable.

This hierarchy requires the use of observable market data when available. The Company's held-to-maturity securities are categorized as Level 1. The amortized cost of the held-to-maturity securities approximates fair value. The Company does not intend to sell its investments held-to maturity before the recovery of their amortized cost bases which may be at maturity.

Some of our financial instruments are not measured at fair value on a recurring basis but are recorded at amounts that approximate fair value due to their liquid or short-term nature. Such financial assets and financial liabilities include: cash and cash equivalents, accounts receivable, certain other current assets, accounts payable and other liabilities, fund management and administration payable, and compensation and benefits payable.

3. Investments and Fair Value Measurements

The following table is a summary of the Company's investments:

	December 31,
	2010	2009	2009
	Held-to- Maturity	Available- for-Sale	Held-to- Maturity
Federal agency debt instruments	$8,595	$—	$9,190
Equity ETF	—	130	—

Total	$8,595	$130	$9,190

The following table summarizes unrealized gains, losses, and fair value of investments:

	December 31,
	2010	2009	2009
	Held-to- Maturity	Available- for-Sale	Held-to- Maturity
Cost/amortized cost	$8,595	$130	$9,190
Gross unrealized gains	47	—	64
Gross unrealized losses	(151)	—	(63)

Fair value	$8,491	$130	$9,191

The following table sets forth the maturity profile of investments:

	December 31,
	2010	2009	2009
	Held-to- Maturity	Available- for-Sale	Held-to- Maturity
Due within one year	$1,295	$130	$2,497
Due one year through five years	249	—	1,298
Due five years through ten years	796	—	1,009
Due over ten years	6,255	—	4,386

Total	$8,595	$130	$9,190

Fair Value Measurement

Under the accounting for fair value measurements and disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability, or the exit price, in an orderly transaction between market participants at the measurement date. The accounting guidance establishes a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions.

These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Instruments whose significant value drivers are unobservable.

This hierarchy requires the use of observable market data when available. The Company's available-for-sale investments and held-to-maturity securities are categorized as Level 1. The amortized cost of the held-to-maturity securities approximates fair value. The Company does not intend to sell its investments held-to maturity before the recovery of their amortized cost bases which may be at maturity.

Some of our financial instruments are not measured at fair value on a recurring basis but are recorded at amounts that approximate fair value due to their liquid or short-term nature. Such financial assets and financial liabilities include: cash and cash equivalents, accounts receivable, certain other current assets, accounts payable and other liabilities, fund management and administration payable, and compensation and benefits payable.